Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2019	2018
Fixed-rate amortizing	07/01/25	10/01/28	4.06%	4.02%	4.47%	$404	$555
Finance lease liabilities	12/31/21	06/01/40	3.29%	2.70%	3.51%	4,098	-
Junior subordinated debt	12/21/37	12/21/37	4.10%	3.61%	4.42%	8,248	8,248

Total						$12,750	$8,803

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)

		Weighted-
Year Ending December 31,	Amount	Average Rate
2020	$445	3.36%
2021	442	3.36%
2022	434	3.36%
2023	433	3.36%
2024	430	3.36%
Beyond 2024	10,566	3.87%

Total	$12,750	3.84%